Investment in Joint Venture (Details) - Schedule of company’s joint venture - Financeira Itaú CBD S.A. [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in Joint Venture (Details) - Schedule of company’s joint venture [Line Items]
Company	Bellamar Empreendimento e Participação S.A.
Country	Brazil
Participation in investments - %	50.00%	50.00%